COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2011
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES
NOTE K – COMMITMENTS AND CONTINGENCIES

Lease Commitments

In April 2011, the Company entered into two non-cancelable warehouse leases. Minimum future lease payments under non-cancelable lease agreements as of June 30, 2011, are $450,652.

2011	$45,696
2012	93,220
2013	96,016
2014	98,897
2015 and thereafter	136,151
Total	$469,980

Litigation

The Company was involved in two cases, which have been consolidated in Multnomah County Circuit Court for the State of Oregon: (1) Trellis Earth Products, Inc. v. Randall R. Reed and Jon Holt, Multnomah County Circuit Court Case No. 1007-11053 (the “Trellis Earth Litigation”); and (2) Randall Reed v. Trellis Earth Products, Inc., Multnomah County Circuit Court Case No. 1008-11577 (the “Reed Litigation”).

Two former employees of the Company, Randall Reed and John Holt, were seeking to recover from the Company alleged wages and other purported employment benefits that were due upon their termination.

In June 2011, the Company reached a settlement with Randall R. Reed and Jon Holt, former employees of the Company, to resolve all matters related to the lawsuit against the Company. Under the terms of the settlement, without admitting fault or liability of any kind, the Company has agreed to pay in installments a total of $159,416 to Randall R. Reed and Jon Holt and their attorneys. These individuals have agreed to dismiss the lawsuits with no ability to reassert its claims against the Company. Additionally, Randall R. Reed, Jon Holt and the Company have agreed to release each other from all claims arising out of or related to the lawsuit. An accrual of $160,000 for the settlement has been accrued by the Company at December 31, 2010.
The following table is the payment schedule related to the settlement:

2011	$79,516
2012	60,000
Total	$139,516